Intangible assets, net and Goodwill - Estimated annual amortization expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 100,271
2027	99,638
2028	96,081
2029	89,951
2030	$ 85,643